Note 20 - Other Liabilities - Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Values at the beginning of the year	$ 79,200
At the end of the year	91,200	$ 79,200
Fair value of funded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year	(145,692)	(132,913)
Translation differences	7,514	(6,802)
Return on plan assets	(4,936)	(5,849)
Remeasurements	3,967	(5,874)
Contributions paid to the plan	(3,108)	(6,230)
Benefits paid from the plan	9,453	11,654
Other	364	323
At the end of the year	(132,438)	(145,692)
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year	165,485	159,612
Translation differences	8,182	(7,300)
Benefits paid from the plan	9,453	11,654
At the end of the year	$ 146,885	$ 165,485
Equity instruments	53.50%	53.40%
Debt instruments	42.80%	42.90%
Others	3.70%	3.70%